Plant and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2025
Plant and Equipment, Net [Abstract]
Schedule of Plant and Equipment, Net

Plant and equipment, net consist of the following:

	As of year ended June 30,
	2025	2024
At cost:
Office equipment	$93,646	$92,503
Computer	82,786	79,462
Fixture and fittings	3,283	3,267
Motor vehicle	79,359	79,359
Leasehold improvement	19,231	-
	278,305	254,591
Less: accumulated depreciation	(250,673)	(239,904)
Total	$27,632	$14,687